UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                              FORM N-CSR
                    CERTIFIED SHAREHOLDER REPORT OF
              REGISTERED MANAGEMENT INVESTMENT COMPANIES

            Investment Company Act file number    811-09174

                        Aegis Value Fund, Inc.

           (Exact name of Registrant as specified in charter)

          1100 N. Glebe Road, Suite 1040, Arlington, VA 22201
          (Address of principal executive offices) (Zip code)

 William S. Berno, 1100 N. Glebe Road., Suite 1040, Arlington, VA 22201
                (Name and address of agent for service)

Registrant's telephone number, including area code:  (703) 528-7788

               Date of fiscal year end:           08/31

             Date of reporting period:           02/28/07

Item 1.  Semi-Annual Report to Shareholders


                  ============================================









                               AEGIS / VALUE FUND









                              --------------------
                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2007
                              --------------------









                  ============================================

AEGIS / VALUE FUND
--------------------------------------------------------------------------------

                           Letter to Our Shareholders

                                                                  April 19, 2007

To the Shareholders of the Aegis Value Fund:

We are pleased to present the Aegis Value Fund's semi-annual report for the six-month period ended February 28, 2007.

We take this opportunity to provide a brief overview of the objectives and strategy of the Fund.

The Aegis Value Fund seeks to achieve long-term, above market returns while minimizing risk of capital loss. Our strategy is to invest in well-researched, small-cap equities trading at a fraction of their intrinsic worth. We believe the equity markets are often inefficient, and we are contrarian, bottom-up stock selectors. We generally buy stocks trading at low price-to-book and price-to-earnings ratios, a segment of the market where academic research shows historical returns to be significantly higher than the overall market. We look for indications of strong corporate governance and ethical stewardship as evidenced by high insider ownership, proper use of corporate profits including bargain-priced share repurchases, and appropriate executive salary and options levels. We tend to purchase companies when they are misunderstood, out of favor, or neglected, and hold these companies until share prices reach our estimates of intrinsic value.

Since inception of the Aegis Value Fund on May 15, 1998, performance has been strong relative to benchmark indices. The Fund has posted a cumulative gain of
264.4 percent through March 31, 2007, compared to cumulative gains of 149.4 percent in our primary small-cap benchmark, the Russell 2000 Value Index. During this period, the Russell 2000 Index of small-cap stocks posted cumulative gains of 89.6 percent, and the S&P 500 posted cumulative gains of 47.4 percent.*

For the six month period ended February 28, 2007, the Aegis Value Fund posted a gain of 21.9 percent, versus a gain of 10.4 percent for the Russell 2000 Value Index. The Russell 2000 Index returned 10.8 percent, while the S&P 500 Index returned 8.9 percent.

----------
* -- Aegis Value Fund's one-year, three-year, five-year, and since inception (5/15/1998) average annual returns for the period ending March 31, 2007 are 19.7%, 12.3%, 14.6%, and 15.7% respectively. Returns include reinvestment of dividends and capital gains. Russell 2000 Value Index one-year, three-year, five-year, and since inception (AVALX-5/15/1998) average annual returns for the period ending March 31, 2007 are 10.4%, 14.5%, 13.6%, and 10.8%. All historical performance returns shown in this shareholders' letter for the Aegis Value Fund Inc. are pre-tax returns. This report does not constitute an offer or solicitation of any transaction in any securities. The Aegis Value Fund is offered by prospectus only.

                                                              SEMI-ANNUAL REPORT
                                                               FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                    Letter to Our Shareholders - (continued)

Our relative performance versus the Russell 2000 Value Index was favorably impacted by strong equity performance during the period, somewhat offset by modest absolute returns achieved on the Fund's defensive position in cash and Treasury bills. Our Semi-Annual Advisor's Report provides more extensive manager commentary. However, please be aware that the Advisor's Report is not a part of the SEC mandated Semi-Annual Report contained in this booklet.

We look forward to serving as your investment partner in the coming year.

Aegis Financial Corporation
Scott L. Barbee, CFA
Managing Director, Portfolio Manager

----------
Investors are advised to consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Aegis Value Fund. For a prospectus and more complete information, including charges and expenses, please call 800-528-3780 or visit our website at www.aegisvaluefund.com, where an online prospectus is provided. The prospectus should be read carefully before investing.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please call 800-528-3780 to obtain performance data current to the most recent month-end.

AEGIS / VALUE FUND
--------------------------------------------------------------------------------


                          Disclosure of Fund Expenses
                               February 28, 2007

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested and held for the entire semi-annual period, September 1, 2006 - February 28, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses.

                                                                                     Hypothetical
                                                                               (5% annual return before
                                                       Actual                           expenses)
                                          ----------------------------------------------------------------
                             Beginning          Ending       Expenses Paid       Ending      Expenses Paid
                           Account Value    Account Value        During      Account Value      During
Fund                        (09/01/2006)   (02/28/2007)(1)     Period(2)      (02/28/2007)     Period(2)
----------------------------------------------------------------------------------------------------------
Aegis Value Fund ........   $ 1,000.00       $ 1,219.00         $ 7.54        $ 1,018.21        $ 6.86

----------
(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006 to February 28, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's actual expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period September 1, 2006 to February 28, 2007 was 21.90%.

(2) Expenses are equal to the Fund's annualized expense ratio (1.37%) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period between 9/1/2006 and 2/28/2007).

Please see performance data disclosure on pages 2 - 3.

You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table above also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses

                                                              SEMI-ANNUAL REPORT
                                                               FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                          Disclosure of Fund Expenses
                        February 28, 2007 - (continued)

shown in the table are meant to highlight your ongoing costs only. The Fund is a pure no-load fund and does not charge any sales charges (loads), distribution or service fees, or redemption fees.


Key statistics

[The following data represents the line graph depicted in the printed material.]

                       5/15/98   8/31/98   8/31/99   8/31/00   8/31/01   8/31/02   8/31/03   8/31/04   8/31/05   8/31/06   2/28/07
                       -----------------------------------------------------------------------------------------------------------
Aegis Value Fund       $10,000   $ 8,210   $11,009   $11,960   $16,517   $17,755   $21,948   $25,597   $28,077   $30,119   $36,715
Rus. 2000 Val. Index   $10,000   $ 7,564   $ 8,629   $ 9,811   $11,581   $10,933   $13,521   $16,157   $19,810   $22,330   $24,645

Average Annual Total Returns (As of February 28, 2007)


                                            AVALX    Rus. 2000 Val.
                                         --------------------------
Trailing 5 Year ........................     15.4%        15.0%
Trailing 3 Year ........................     13.0%        14.5%
Trailing 1 Year ........................     20.3%        14.3%
Since inception (May 15, 1998) .........     15.9%        10.8%

----------
Please see performance data disclosure on pages 2 - 3.

AEGIS / VALUE FUND
--------------------------------------------------------------------------------

Industry Breakdown                                                     % of the
                                                                      Fund's Net
                                                                        Assets
                                                                      ----------
Common Stock ..................................................         73.4%
Consumer Discretionary ........................................         24.7%
Consumer Staples ..............................................          3.1%
Energy ........................................................          1.8%
Financials ....................................................         14.8%
Health Care ...................................................          0.0%
Industrials ...................................................          8.7%
Information Technology ........................................          0.3%
Materials .....................................................         17.3%
Telecommunication Services ....................................          0.3%
Utilities .....................................................          2.4%
Warrants ......................................................          0.7%
Investment Companies* .........................................          2.9%
Short-Term Investments ........................................         26.2%
Other Assets and Liabilities ..................................         -3.2%
                                                                       -----
  Total Net Assets ............................................        100.0%
                                                                       =====

----------
* - Please refer to page 11 for further details.

                                                              SEMI-ANNUAL REPORT
                                                               FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                        Schedule of Portfolio Investments
                                February 28, 2007

                                                                  Shares       Market Value
                                                              ------------------------------
Common Stock - 73.4%
Consumer Discretionary - 24.7%
  Auto Components - 5.0%
  Exide Technologies(1) ................................            749,318    $   5,889,639
  Superior Industries International, Inc. ..............            650,600       13,955,370
                                                                               -------------
                                                                                  19,845,009
                                                                               -------------
  Automobiles - 1.0%
  Coachmen Industries, Inc. ............................            162,105        1,753,976
  National R.V. Holdings, Inc.(1)(2) ...................            719,995        2,303,984
                                                                               -------------
                                                                                   4,057,960
                                                                               -------------
  Distributors - 6.1%
  Advanced Marketing Services, Inc.(1) .................             78,300            7,830
  Audiovox Corp.(1)(2) .................................          1,018,094       15,373,219
  Handleman Co.(2) .....................................          1,195,900        9,088,840
                                                                               -------------
                                                                                  24,469,889
                                                                               -------------
  Hotels, Restaurants & Leisure - 1.4%
  Bowl America, Inc. ...................................              9,481          159,281
  J. Alexander's Corp. .................................            130,920        1,184,826
  Lodgian, Inc.(1) .....................................            158,300        2,118,054
  Luby's Inc.(1) .......................................              8,367           86,431
  Nathan's Famous, Inc.(1) .............................            132,400        2,023,072
                                                                               -------------
                                                                                   5,571,664
                                                                               -------------
  Household Durables - 3.6%
  Bassett Furniture Industries, Inc. ...................            487,684        7,695,654
  Comstock Homebuilding Companies, Inc.(1) .............            323,085        1,941,741
  Dominion Homes, Inc.(1)(2) ...........................            820,000        3,936,000
  Enesco Group, Inc.(1)(2) .............................            765,500            9,186
  National Presto Industries, Inc. .....................             15,000          948,300
                                                                               -------------
                                                                                  14,530,881
                                                                               -------------
  Leisure Equipment & Products - 1.8%
  Head NV ..............................................          1,881,000        7,128,990
                                                                               -------------
  Multiline Retail - 3.0%
  Dillard's, Inc. ......................................            198,300        6,623,220
  Duckwall-ALCO Stores, Inc.(1) ........................            140,100        5,463,900
                                                                               -------------
                                                                                  12,087,120
                                                                               -------------
  Specialty Retail - 0.1%
  Pep Boys - Manny, Moe & Jack .........................             21,200          321,180
                                                                               -------------

                                          See Notes to the Financial Statements.

AEGIS / VALUE FUND
--------------------------------------------------------------------------------

                       Schedule of Portfolio Investments
                        February 28, 2007 - (continued)

                                                                  Shares       Market Value
                                                              ------------------------------
Consumer Discretionary (continued)
  Textiles, Apparel & Luxury Goods - 2.7%
  Delta Apparel, Inc. ..................................            337,700    $   5,892,865
  Delta Woodside Industries, Inc.(1)(2) ................            428,700            3,987
  Quaker Fabric Corp.(1)(2) ............................          1,680,000        1,982,400
  Tandy Brands Accessories, Inc. .......................            236,643        2,991,168
                                                                               -------------
                                                                                  10,870,420
                                                                               -------------
    Total Consumer Discretionary .......................                          98,883,113
                                                                               -------------
Consumer Staples - 3.1%
  Food Products - 1.2%
  John B. Sanfilippo & Son, Inc.(1) ....................            325,238        4,602,118
                                                                               -------------
  Tobacco - 1.9%
  Alliance One International, Inc.(1) ..................            926,288        7,790,082
                                                                               -------------
    Total Consumer Staples .............................                          12,392,200
                                                                               -------------
Energy - 1.8%
  Oil, Gas & Consumable Fuels - 1.8%
  Top Tankers, Inc. ....................................             48,700          235,221
  USEC, Inc.(1) ........................................            497,250        7,051,005
                                                                               -------------
                                                                                   7,286,226
                                                                               -------------
    Total Energy .......................................                           7,286,226
                                                                               -------------
Financials - 14.8%
  Capital Markets - 0.3%
  BKF Capital Group, Inc.(1) ...........................            331,200        1,043,280
                                                                               -------------
  Diversified Financial Services - 2.6%
  California First National Bancorp.(2) ................            569,683        7,696,417
  Medallion Financial Corp. ............................            250,140        2,819,078
                                                                               -------------
                                                                                  10,515,495
                                                                               -------------
  Insurance - 10.7%
  Acceptance Insurance Companies, Inc.(1) ..............            229,400            1,262
  MIIX Group, Inc.(1) ..................................            295,000            1,033
  PMA Capital Corp.(1)(2) ..............................          2,383,019       22,376,547
  PXRE Group Ltd.(1) ...................................            709,800        3,208,296
  Quanta Capital Holdings Ltd.(1) ......................          2,093,438        4,626,498
  SCPIE Holdings, Inc.(1) ..............................            390,826        9,078,888
  Specialty Underwriters' Alliance, Inc.(1) ............            427,153        3,096,859
                                                                               -------------
                                                                                  42,389,383
                                                                               -------------

See Notes to the Financial Statements.

                                                              SEMI-ANNUAL REPORT
                                                               FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                       Schedule of Portfolio Investments
                        February 28, 2007 - (continued)

                                                                  Shares       Market Value
                                                              ------------------------------
Financials (continued)
  Real Estate Investment Trusts - 0.0%
  Vestin Realty Mortgage I, Inc. .......................             17,509    $      99,451
                                                                               -------------
  Real Estate Management & Development - 1.2%
  Consolidated-Tomoka Land Co. .........................              5,900          452,058
  MI Developments, Inc. ................................            123,000        4,528,860
                                                                               -------------
                                                                                   4,980,918
                                                                               -------------
    Total Financials ...................................                          59,028,527
                                                                               -------------
Health Care - 0.0%
  Health Care Providers & Services - 0.0%
  OCA, Inc.(1)(3) ......................................            579,400                0
                                                                               -------------
Industrials - 8.7%
  Aerospace/Defense - 0.9%
  Allied Defense Group, Inc.(1) ........................            271,000        3,268,260
  Sypris Solutions, Inc. ...............................             34,008          207,109
                                                                               -------------
                                                                                   3,475,369
                                                                               -------------
  Airlines - 3.6%
  Air France-KLM-ADR(4) ................................             96,700        4,181,308
  MAIR Holdings, Inc.(1)(2) ............................          1,210,922        8,234,269
  Mesa Air Group, Inc.(1) ..............................            284,526        2,165,243
                                                                               -------------
                                                                                  14,580,820
                                                                               -------------
  Building Products - 0.2%
  International Aluminum Corp. .........................             14,400          754,272
                                                                               -------------
  Machinery - 2.2%
  Quipp, Inc.(2) .......................................             78,300          559,845
  Tecumseh Products Co., Class A(1) ....................            205,183        3,492,215
  Tecumseh Products Co., Class B(1)(2) .................            290,616        4,911,410
                                                                               -------------
                                                                                   8,963,470
                                                                               -------------
  Marine - 0.9%
  Excel Maritime Carriers Ltd.(1) ......................             20,000          357,000
  International Shipholding Corp.(1) ...................            175,697        3,127,407
                                                                               -------------
                                                                                   3,484,407
                                                                               -------------
  Road & Rail - 0.2%
  Covenant Transport, Inc.(1) ..........................             84,937          982,721
                                                                               -------------
  Trading Companies & Distributors - 0.1%
  Huttig Building Products, Inc.(1) ....................             60,500          370,865
                                                                               -------------

                                          See Notes to the Financial Statements.

AEGIS / VALUE FUND
--------------------------------------------------------------------------------

                       Schedule of Portfolio Investments
                        February 28, 2007 - (continued)

                                                                  Shares       Market Value
                                                              ------------------------------
Industrials (continued)
  Transportation Infrastructure - 0.6%
  Sea Containers Ltd.(1)(2) ............................          1,985,400    $   2,283,210
                                                                               -------------
Total Industrials ......................................                          34,895,134
                                                                               -------------
Information Technology - 0.3%
  Internet Software & Services - 0.0%
  LQ Corp., Inc.(1) ....................................             52,115           63,059
                                                                               -------------
  IT Services - 0.1%
  Technology Solutions Co.(1) ..........................             41,429          327,703
                                                                               -------------
  Semiconductors & Semiconductor Equipment - 0.2%
  Spansion, Inc.(1) ....................................             77,400          941,185
                                                                               -------------
    Total Information Technology .......................                           1,331,947
                                                                               -------------
Materials - 17.3%
  Chemicals - 7.2%
  American Pacific Corp.(1)(2) .........................            670,534        6,919,911
  CF Industries Holdings, Inc. .........................            416,900       16,117,353
  CPAC, Inc.(2) ........................................            368,474        3,143,083
  Terra Industries, Inc.(1) ............................            150,200        2,620,990
                                                                               -------------
                                                                                  28,801,337
                                                                               -------------
  Containers & Packaging - 0.8%
  Mod-Pac Corp.(1) .....................................            110,794        1,238,677
  Peak International Ltd.(2) ...........................            771,601        2,160,483
                                                                               -------------
                                                                                   3,399,160
                                                                               -------------
  Metals & Mining - 5.8%
  Amerigo Resources Ltd. ...............................            445,000          854,400
  Northern Orion Resources, Inc.(1) ....................             28,400          117,860
  Ryerson Tull, Inc. ...................................            232,900        8,011,760
  Steel Technologies, Inc. .............................            478,886       14,040,938
                                                                               -------------
                                                                                  23,024,958
                                                                               -------------
  Paper & Forest Products - 3.5%
  Canfor Corp.(1) ......................................            690,900        6,798,456
  Pope & Talbot, Inc.(1)(2) ............................            910,000        7,189,000
                                                                               -------------
                                                                                  13,987,456
                                                                               -------------
    Total Materials ....................................                          69,212,911
                                                                               -------------

See Notes to the Financial Statements.

                                                              SEMI-ANNUAL REPORT
                                                               FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                       Schedule of Portfolio Investments
                        February 28, 2007 - (continued)

                                                                  Shares       Market Value
                                                              ------------------------------
Telecommunication Services - 0.3%
  Diversified Telecommunication - 0.3%
  IDT Corp.(1) .........................................             10,000    $     136,600
  IDT Corp. Class B(1) .................................             86,000        1,123,160
  Integrated Telecom Express, Inc.(1)(3) ...............            308,300            3,083
                                                                               -------------
                                                                                   1,262,843
                                                                               -------------
    Total Telecommunication Services ...................                           1,262,843
                                                                               -------------
Utilities - 2.4%
  Electric Utilities - 2.4%
  Commerce Energy Group, Inc.(1) .......................             86,000          136,740
  Reliant Energy, Inc.(1) ..............................            555,300        9,390,123
                                                                               -------------
                                                                                   9,526,863
                                                                               -------------
    Total Utilities ....................................                           9,526,863
                                                                               -------------
  Total Common Stock (Cost $277,765,531) ...............                         293,819,764
                                                                               -------------
Warrants - 0.7%
  Air France ADW 11/05/07(1) ...........................            247,300        2,769,760
                                                                               -------------
  Total Warrants (Cost $390,734) .......................                           2,769,760
                                                                               -------------
Investment Companies - 2.9%
  Canfor Pulp Income Fund ..............................             79,349        1,003,765
  Federated Prime Obligations Fund .....................         10,542,280       10,542,280
                                                                               -------------
  Total Investment Companies (Cost $10,853,662) ........                          11,546,045
                                                                               -------------
Short Term Investments - 26.2%
  U.S. Treasury Bill 3/01/07 (4.935% Discount Rate) ....         20,000,000       20,000,000
  U.S. Treasury Bill 3/08/07 (4.97% Discount Rate) .....         15,000,000       14,985,504
  U.S. Treasury Bill 3/15/07 (4.99% Discount Rate) .....         20,000,000       19,960,020
  U.S. Treasury Bill 3/22/07 (5.075% Discount Rate) ....         15,000,000       14,955,594
  U.S. Treasury Bill 3/29/07 (5.085% Discount Rate) ....         25,000,000       24,901,125
  U.S. Treasury Bill 4/05/07 (5.04% Discount Rate) .....         10,000,000        9,951,000
                                                                               -------------
  Total Short Term Investments (Cost $104,754,412) .....                         104,753,243
                                                                               -------------
Total Investments - 103.2% (Cost $393,764,339) .........                         412,888,812
Liabilities less other Assets - (3.2)% .................                         (12,776,059)
                                                                               -------------
Net Assets - 100.0% ....................................                       $ 400,112,753
                                                                               =============

----------
(1)   Non-income producing securities

(2) Affiliated Company - The fund is owner of more than 5% of the outstanding voting securities. See Notes to the Financial Statements for additional information on Investments in Affiliated Companies.

(3) Company is in liquidation and security is being fair valued according to policies and procedures approved by the Aegis Value Fund board of directors.

(4)   ADR - American Depositary Receipt.

                                          See Notes to the Financial Statements.

AEGIS / VALUE FUND
--------------------------------------------------------------------------------

                      Statement of Assets and Liabilities
                               February 28, 2007
                                  (Unaudited)

Assets
  Investments in unaffiliated companies/securities at market value (cost $260,521,127) ...   $ 314,717,021
  Investments in affiliated companies*/securities at market value (cost $133,243,212) ....      98,171,791
                                                                                             -------------
  Total investment securities at market value (cost $393,764,339) ........................     412,888,812
  Cash ...................................................................................           3,852
  Receivable for fund shares sold ........................................................         282,637
  Receivable for investment securities sold ..............................................       2,129,141
  Interest and dividends receivable ......................................................         196,216
  Prepaid assets .........................................................................          38,250
                                                                                             -------------
    Total assets .........................................................................     415,538,908
                                                                                             -------------
Liabilities
  Payable for investment securities purchased ............................................      14,285,684
  Payable for fund shares redeemed .......................................................         314,949
  Payable to Investment Advisor ..........................................................         755,838
  Other payables .........................................................................          69,684
                                                                                             -------------
    Total liabilities ....................................................................      15,426,155
                                                                                             -------------
Net Assets ...............................................................................   $ 400,112,753
                                                                                             =============
Net assets consist of:
  Paid-in capital ........................................................................   $ 352,741,824
  Undistributed net investment income ....................................................          65,492
  Accumulated net realized gain ..........................................................      28,180,964
  Net unrealized appreciation ............................................................      19,124,473
                                                                                             -------------
Net assets ...............................................................................   $ 400,112,753
                                                                                             =============
Capital Shares
  Authorized (Par value $0.001 per share) ................................................     100,000,000
                                                                                             =============
  Outstanding ............................................................................      25,656,683
                                                                                             =============
Net asset value per share ................................................................   $       15.59
                                                                                             =============

----------
* -- Please refer to Note 6 for additional details

See Notes to the Financial Statements.

                                                              SEMI-ANNUAL REPORT
                                                               FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                            Statement of Operations
                  For the Six Months Ended February 28, 2007
                                  (Unaudited)


Investment Income
  Dividends from unaffiliated companies* ................................  $    997,108
  Dividends from affiliated companies ...................................       290,753
  Interest income .......................................................     2,365,369
                                                                           ------------
      Total investment income ...........................................     3,653,230
                                                                           ------------
Expenses
  Investment advisory fees ..............................................     2,308,740
  Fund servicing fees ...................................................       205,037
  Registration fees .....................................................        14,672
  Printing and postage fees .............................................        29,753
  Legal fees ............................................................        36,235
  Audit fees ............................................................        10,549
  Director fees .........................................................        12,136
  Insurance fees ........................................................        14,033
  Miscellaneous fees ....................................................         5,075
                                                                           ------------
      Net expenses ......................................................     2,636,230
                                                                           ------------
Net investment income ...................................................     1,017,000
                                                                           ------------
Realized and unrealized gain/(loss) on investments
Net realized gain on investments - unaffiliated companies ...............    38,868,192
Net realized loss on investments - affiliated companies .................    (3,466,391)
Change in unrealized appreciation of investments for the period .........    40,368,415
                                                                           ------------
Net realized and unrealized gain on investments .........................    75,770,216
                                                                           ------------
Net increase in net assets resulting from operations ....................  $ 76,787,216
                                                                           ============

----------
*     Net of foreign tax withholding of $14,078.

                                          See Notes to the Financial Statements.

AEGIS / VALUE FUND
--------------------------------------------------------------------------------

                      Statements of Changes in Net Assets
                             For the Periods Ended
                                  (Unaudited)


                                                          Six Months Ended    Year Ended
                                                         February 28, 2007  August 31, 2006
                                                         ----------------------------------
Increase in net assets from operations
  Net investment income ..............................   $    1,017,000     $    4,080,700
  Net realized gain from investment ..................       35,401,801        129,839,294
  Change in unrealized appreciation/(depreciation) ...       40,368,415       (102,482,282)
                                                         ---------------------------------
  Net increase in net assets resulting
    from operations ..................................       76,787,216         31,437,712
                                                         ---------------------------------
Distributions
  Net investment income ..............................       (2,700,141)        (5,250,475)
  Net realized capital gains .........................     (104,913,844)       (46,148,914)
                                                         ---------------------------------
  Total distributions to shareholders ................     (107,613,985)       (51,399,389)
                                                         ---------------------------------
Capital share transactions*
  Subscriptions ......................................       17,705,769         31,713,238
  Distributions reinvested ...........................      100,860,233         47,217,395
  Redemptions ........................................      (81,460,668)      (341,031,958)
                                                         ---------------------------------
    Total capital share transactions .................       37,105,334       (262,101,325)
                                                         ---------------------------------
Net increase/(decrease) in net assets ................        6,278,565       (282,063,002)
                                                         ---------------------------------
Net assets at beginning of period ....................      393,834,188        675,897,190
                                                         ---------------------------------
Net assets at end of period ..........................   $  400,112,753     $  393,834,188
                                                         =================================
Undistributed net investment income at
  end of period ......................................   $       65,492     $    1,748,633
                                                         =================================
* Share information
    Subscriptions ....................................        1,155,124          1,783,813
    Distributions reinvested .........................        7,148,139          2,844,421
    Redemptions ......................................       (4,874,677)       (19,202,271)
                                                         ---------------------------------
    Net increase/(decrease) in shares ................        3,428,586        (14,574,037)
                                                         =================================


See Notes to the Financial Statements.

                                                              SEMI-ANNUAL REPORT
                                                               FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                              Financial Highlights
                             For the Periods Ended

     The table below sets forth financial data for a share outstanding in the Fund throughout each period presented:

                                                                           For the Years Ended August 31,
                                Six Months Ended      ------------------------------------------------------------------------------
                                February 28, 2007         2006            2005            2004            2003           2002
                                ----------------------------------------------------------------------------------------------------
                                  (unaudited)
Per share data:
Net asset value -
  beginning of year ............   $     17.72        $     18.37     $     17.56     $     15.44     $     12.99     $     12.12
Income from investment
  operations:
  Net investment income ........          0.06               0.19            0.08           (0.06)           0.04            0.01(2)
  Net realized and
    unrealized gains/
    (losses) on
    investments ................          3.25               1.02            1.60            2.59            2.92            0.90
                                ----------------------------------------------------------------------------------------------------
    Total from investment
      operations ...............          3.31               1.21            1.68            2.53            2.96            0.91
                                ----------------------------------------------------------------------------------------------------
Less distributions declared
  to shareholders:
  Net investment income ........         (0.14)             (0.19)           0.00           (0.01)          (0.02)           0.00(3)
  Net realized capital
    gains/(losses) .............         (5.30)             (1.67)          (0.87)          (0.40)          (0.49)          (0.04)
                                ----------------------------------------------------------------------------------------------------
    Total distributions ........         (5.44)             (1.86)          (0.87)          (0.41)          (0.51)          (0.04)
                                ----------------------------------------------------------------------------------------------------
Net asset value -
  end of year ..................   $     15.59        $     17.72     $     18.37     $     17.56     $     15.44     $     12.99
                                ====================================================================================================
Total investment return ........         21.90%(4)           7.27%           9.70%          16.60%          23.70%           7.50%
Ratios (to average net
  assets)/ supplemental
  data:
Expenses after
  reimbursement/recapture
  and fees paid indirectly(1) ..          1.37%(5)           1.41%           1.41%           1.50%           1.50%           1.50%
Expenses before
  reimbursement/recapture
  and fees paid directly .......          1.37%(5)           1.42%           1.41%           1.51%           1.56%           1.54%
Net investment
  income/(loss) ................          0.53%(5)           0.83%           0.39%          (0.34%)          0.31%           0.04%
Portfolio turnover .............            17%(4)             18%             29%             27%             15%             29%
Net assets at end of
  period (000's) ...............   $   400,113        $   393,834     $   675,897     $   702,237     $   294,199     $   154,707

----------
(1) Ratio after expense reimbursements/recapture, before fees paid indirectly, is 1.37% in 2007, 1.41% in 2006, 1.42% in 2005, 1.50% in
      2004, 1.51% in 2003, and 1.52% in 2002.

(2)   Based on average shares outstanding during the year.

(3)   Less than $0.01.

(4)   Not Annualized.

(5)   Annualized.

                                          See Notes to the Financial Statements.

AEGIS / VALUE FUND
--------------------------------------------------------------------------------

                         Notes to Financial Statements
                               February 28, 2007

1. The Organization

Aegis Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified open-end management company. The Fund was incorporated October 22, 1997 in the State of Maryland and commenced operations May 15, 1998. The Fund's principal investment goal is to seek long-term capital appreciation by investing primarily in common stocks that are believed to be significantly undervalued relative to the market based on a company's book value, revenues, or cash flow. Refer to a current Prospectus for additional information about the Fund.


2. Summary of Significant Accounting Policies

Security valuation. Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market's official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, or the average of bid and ask price for NASDAQ National Market securities. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations the Advisor does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Fund's NAV may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.


Federal income and excise taxes. The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.


Distributions to shareholders. Distributions to Fund shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, if any, will be distributed to shareholders at least annually. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/ (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

                                                              SEMI-ANNUAL REPORT
                                                               FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                         Notes to Financial Statements
                               February 28, 2007

2. Summary of Significant Accounting Policies - (continued)

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Other. The Fund records security transactions based on the trade date. Gains and losses on security transactions are determined on a specific identification basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis and includes accretion of discounts and amortization of premiums. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. Advisory Fees and Other Transactions with Affiliates

The Fund entered into an investment management and advisory services agreement (the "Agreement") with Aegis Financial Corporation, (the "Advisor") that provides for fees to be computed at an annual rate of 1.20% of the Fund's average daily net assets. The Agreement provides for an expense reimbursement from the Advisor if the Fund's expenses, exclusive of taxes, interest, fees incurred in acquiring or disposing of portfolio securities, and extraordinary expenses, exceed 1.50% of the Fund's average daily net assets. The Agreement shall remain in force through March 31, 2008. Either party may terminate the Agreement anytime upon sixty (60) days written notice to the other party. During the semi-annual period ending February 28, 2007, there were no Advisor reimbursements.

As part of the expense limitation agreement, the Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor provided that such repayment does not cause the Fund's expenses, exclusive of taxes, interest, fees incurred in acquiring or disposing of portfolio securities, and extraordinary expenses, to exceed 1.50% and the repayment is made within three years after the year in which the Advisor incurred the expense. There are no allowable recapturable amounts as of February 28, 2007.

AEGIS / VALUE FUND
--------------------------------------------------------------------------------

                         Notes to Financial Statements
                               February 28, 2007

3. Advisory Fees and Other Transactions with Affiliates - (continued)

Certain officers and directors of the Fund are also officers and directors of the Advisor. The Fund pays each director not affiliated with the Advisor fees in cash or Fund shares of $1,000 for each attended board meeting and $500 for each attended committee meeting.


4. Investment Transactions

Purchases and sales of long-term investment securities (excluding short-term investments) were $49,603,219 and $133,509,280, respectively, for the semi-annual period ending February 28, 2007.


5. Distributions to Shareholders and Tax Components of Net Assets

At February 28, 2007, gross unrealized appreciation and depreciation of investments, based on cost of federal income tax purposes were as follows:


    Cost of Investments ...................  $ 393,787,729
                                             =============
    Gross Unrealized Appreciation .........  $  89,459,144
    Gross Unrealized Depreciation .........    (70,358,061)
                                             -------------
    Net Unrealized Appreciation ...........  $  19,101,083
                                             =============

The tax character of distributions paid during the tax years ended August 31, 2006 and 2005 were as follows:


                                             2006          2005
                                         -------------------------
    Distribution paid from:
      Ordinary income .................  $ 7,737,542   $ 3,913,122
      Long-term capital gains .........   43,661,847    33,913,713
                                         -------------------------
                                         $51,399,389   $37,826,835
                                         =========================

For the tax year ended August 31, 2006, the components of net assets on a tax basis were as follows:


    Undistributed ordinary income ..................  $  18,786,920
    Undistributed long-term gains ..................     80,660,737
                                                      -------------
    Tax accumulated earnings .......................     99,447,657
    Unrealized depreciation on investments .........    (21,249,959)
                                                      -------------
      Total accumulated earnings ...................  $  78,197,698
                                                      =============

                                                              SEMI-ANNUAL REPORT
                                                               FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                         Notes to Financial Statements

                               February 28, 2007
6. Investments in Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Fund at period-end are noted in the Fund's schedule of portfolio investments. Transactions during the period with companies which are or were affiliates are as follows:


                                              Value
                                            Beginning                      Sales     Dividend    Value End
                                            of Period      Purchases     Proceeds     Income     of Period
                                          ----------------------------------------------------------------
American Pacific Corp. .................. $ 4,660,211   $         0    $        0   $      0   $ 6,919,911
Audiovox Corp. ..........................  15,169,809             0        93,277          0    15,373,219
California First National Bancorp. ......   7,982,576             0         7,539    125,330     7,696,417
CPAC, Inc. ..............................   2,100,302             0             0     25,793     3,143,083
Delta Woodside Industries, Inc. .........      68,592             0             0          0         3,987
Dominion Homes, Inc. ....................   4,633,000             0             0          0     3,936,000
Enesco Group, Inc. ......................     309,393             0        12,600          0         9,186
Handleman Co. ...........................   3,243,838     4,967,497             0    131,800     9,088,840
MAIR Holdings, Inc. .....................   6,139,375             0             0          0     8,234,269
National R.V. Holdings, Inc. ............   2,224,440       330,683             0          0     2,303,984
Peak International Ltd. .................           0     2,113,622             0          0     2,160,483
PMA Capital Corp. .......................  25,897,807             0     3,614,618          0    22,376,547
Pope & Talbot, Inc. .....................   4,857,050       152,653             0          0     7,189,000
Quaker Fabric Corp. .....................   2,464,000        86,440             0          0     1,982,400
Quipp, Inc. .............................     630,315             0             0      7,830       559,845
Sea Containers Ltd. .....................   4,885,356             0       161,905          0     2,283,210
Tecumseh Products Co., Class B ..........           0     4,435,596             0          0     4,911,410
                                          ----------------------------------------------------------------
  Total ................................. $85,266,064   $12,086,491    $3,889,939   $290,753   $98,171,791
                                          ================================================================

7. Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax provisions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years no later than

AEGIS / VALUE FUND
--------------------------------------------------------------------------------

                         Notes to Financial Statements
                               February 28, 2007

7. Recent Accounting Pronouncements - (continued) June 29, 2007. At this time, management is evaluating the impact of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

                                                              SEMI-ANNUAL REPORT
                                                               FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                               Other Information
                                  (Unaudited)

Fund Holdings:

The complete schedules of Fund holdings for the second and fourth quarters of each fiscal year are contained in the Fund's semi-annual and annual shareholder reports, respectively. The Fund files complete schedules of Fund holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund's Form N-Q are available without charge, upon request, by contacting the Fund at 1-800-528-3780 and on the SEC's website at http://www.sec.gov. You may also review and copy Form N-Q at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

Code of Ethics:

The Fund has adopted a code of ethics applicable to its principal executive officer and principal financial officer. A copy of this code is available without charge, by calling the Fund at 800-528-3780.

Proxy Voting:

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, by calling the Fund at 800-528-3780. Information regarding how the Fund voted proxies, if any, relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available upon request, without charge, by calling 800-528-3780. The Fund's proxy voting policies and procedures and voting record are also available on the Commission's website at http://www.sec.gov.

Basis for the Boards' Approval of the Agreements:

At a meeting held on January 22, 2007, the Board considered and approved an interim advisory agreement between the Fund and AFC (the "Interim Advisory Agreement") and a new advisory agreement between the Fund and AFC (the "New Advisory Agreement" and together with the Interim Advisory Agreement, the "Agreements"). The Board based its approval of the Agreements on its review of information provided by AFC. Such information included information concerning AFC's change of control transaction (the "Transaction") and the Transaction's effect on the Agreements and the Fund and information provided by AFC in response to a request for information made pursuant to Section 15(c) of the 1940 Act (the "Section 15(c) Information").

The Board also considered, among other things, the following information with respect to the Transaction:

(i) there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by AFC;

AEGIS / VALUE FUND
--------------------------------------------------------------------------------

                               Other Information
                           (Unaudited) - (continued)

(ii) the Transaction is not expected to result in any changes in AFC's investment approach with respect to the Fund;

(iii) the advisory fee rates charged to the Fund under the New Advisory Agreement will not change as a result of the Transaction;

(iv) the New Advisory Agreement does not materially differ from the advisory agreement between AFC and the Fund that was approved by the Fund's shareholders previously, except for the effective and termination dates;

(v) the information contained in a certification provided to the Board by AFC in which AFC certified that for a period of two years after the closing of the Transaction no "unfair burden," as that term is defined in the 1940 Act, will be imposed on the Fund as a result of the Transaction;

(vi) AFC has agreed to pay all expenses of the Fund in connection with the Board's consideration of the New Advisory Agreement and all costs of soliciting shareholder proxies and shareholder meeting and, as a result, the Fund will bear no costs in obtaining shareholder approval of the New Advisory Agreement; and

(vii) the Fund's portfolio manager will remain with AFC and serve in such capacity for such time as he and AFC so desire.

In its deliberations on the Agreements, the Board considered the Section 15(c) Information provided to it by AFC. The Board did not identify any particular aspect of the Section 15(c) Information that was all-important or controlling, and evaluated all information available to it. The Board concluded that the terms of the Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund, that the Agreements should be approved, and that the New Advisory Agreement should be recommended to Fund shareholders for their approval. In approving the Agreements, the Board, including the Independent Directors, considered and made the following conclusions with respect to the following relevant factors.

A. Nature, Extent and Quality of Services Provided by AFC

The Board reviewed the scope of services provided by AFC. The Board concluded that it continues to be satisfied with the quality and value of the investment advisory services provided to the Fund. The Board concluded that it continues to have confidence in the management style and discipline followed by AFC.

The Board considered the nature and quality of services provided by or overseen by AFC on behalf of the Fund. The Board evaluated the compliance procedures of AFC, including its trade allocation procedures, and the internal control systems of AFC. The Board also considered AFC's resources, including its in-house research capabilities,

                                                              SEMI-ANNUAL REPORT
                                                               FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                               Other Information
                           (Unaudited) - (continued)

and future plans for the Fund. On the basis of these factors, the Board determined that the nature and quality of the services provided by or overseen by AFC were consistent with its duties under the Agreements and appropriate and consistent with the investment program of the Fund and concluded that the range and quality of services provided by AFC to the Fund were appropriate and were expected to continue under the Agreements.

B. The Investment Performance of the Fund and AFC

In connection with its review, the Board reviewed statistical information prepared by AFC, some of which was derived from information made available publicly on Morningstar.com (an independent research service) and some of which was derived from information provided by the Fund's administrator, regarding the performance of the Fund for recent quarterly, one-, three- and five-year periods ended December 31, 2006, as applicable, and a comparison of the Fund's performance to that of other funds registered under the 1940 Act. The Board noted that AFC subscribes to Morningstar.com, but does not pay for any particular research information. The Board also received updated Fund performance information through December 31, 2006, provided by AFC prior to, and at, their January 22, 2007 meeting.

The Board noted that during the most recent calendar year, the Fund returned 17.79%, trailing its index benchmark, the Russell 2000 Value Index, which rose 23.48% during 2006. For the three-year period ended December 31, 2006, the Fund returned an 11.55% average annual total return, versus 16.48% for the Russell 2000 Value Index. For the five-year period, the Fund returned 13.82% average annual total return versus 15.37% for the index. From inception on May 15, 1998 through December 31, 2006, the Fund has returned an average annual total return of 15.20% versus 10.98% for the index.

In addition, the Board noted that the performance disparity in recent years against the closest benchmark indices is primarily attributable to a cautious outlook toward the markets, as evidenced by significant cash holdings in the Fund. The Board noted that AFC places an emphasis on capital preservation in the Fund portfolio, and continues to be invested in a conservative posture due to the relatively high valuations in the stock market. The Board noted that this conservatism will often cause the Fund to underperform during periods of strong market appreciation. The Board concluded that the Fund's performance was satisfactory.

C. AFC Profitability

The Board reviewed AFC's profitability estimates. The Board considered representations made by AFC with respect to (i) the profitability of managing the Fund to the Adviser, (ii) income received by AFC's affiliate, BGB Securities, Inc., and (iii) other benefits that might accrue to AFC as a result of its relationship with the

AEGIS / VALUE FUND
--------------------------------------------------------------------------------

                               Other Information
                           (Unaudited) - (continued)

Fund. Those benefits include the fact that the Fund's public performance record may at times attract inquiries regarding AFC's advisory services and may result in the acquisition of new advisory clients. The Board determined that these factors would not prevent the Board from approving the continuation of the advisory agreement.

D. Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies resulting from increases, if any, in the Fund's asset levels. The Board considered economies of scale and whether existing fees might require adjustment. During calendar 2006, assets of the Fund declined from approximately $500 million to approximately $380 million. The Board considered that AFC did not realize any material economies of scale during 2006, and that the Fund would have to show substantial growth in assets before any material economies of scale could be achieved.

The Board did not believe that any modification of existing fee levels was necessary in light of the fact that the Fund's total annual expense ratio was comparable to the average expense ratio of the Fund's peers included in the statistical information prepared by AFC, some of which was derived from information made available publicly on Morningstar.com and some of which was derived from information provided by the Fund's administrator.

E. Comparisons of the Services to be Rendered and Fee Amounts

The Board reviewed the fees paid to AFC and the Fund's overall expense ratios and considered whether the fees were reasonable in light of the services provided and the fees charged by other advisers to similarly-situated funds offering similar services. In evaluating the Fund's advisory fees, the Board also took into account the demands, complexity and quality of the investment management of the Fund.

The Board did not compare the fees paid to AFC by the Fund against the fees paid to AFC by its other non-investment company, advisory clients because of the significant differences between the contractual and regulatory requirements applicable to the Fund and the other clients.

The Board noted that the Fund paid an advisory fee of 1.20% of net assets during fiscal 2006. Other Fund expenses were 0.21%, for a total expense ratio of 1.41%. Currently, the Fund's expense ratio is well below its expense limitation of 1.50%. The Board also noted that according to a search of small value funds on Morningstar.com, the average total expense ratio of the 401 small value equity funds currently tracked by Morningstar is 1.54%, with the average size of the funds being $704 million. Morningstar rates 195 no-load funds in its small value category, and those funds had an average expense ratio of 1.35%. Of the no-load small value funds in the category, 164 funds had total expense ratios less than or equal to 1.50%.

                                                              SEMI-ANNUAL REPORT
                                                               FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                               Other Information
                           (Unaudited) - (continued)

The Board concluded that the Fund's advisory fee was reasonable in light of the quality and nature of the services provided by AFC and that the Fund's overall expense ratio was reasonable in light of the expense ratios of other similarly situated funds.

                  ============================================

                               AEGIS / VALUE FUND

                          c/o UMB Fund Services, Inc.
                                 P.O. Box 2175
                        Milwaukee, Wisconsin 53201-2175
                             Phone: (800) 528-3780
                            www.aegisvaluefund.com


                               Board of Directors
                                Scott L. Barbee
                                William S. Berno
                               David A. Giannini
                                 Eskander Matta
                                V. Scott Soler


                                    Officers
                          William S. Berno, President
                    Scott L. Barbee, Treasurer and Secretary
                  Skyler S. Showell, Chief Compliance Officer


                               Investment Advisor
                          Aegis Financial Corporation
                       1100 North Glebe Road, Suite 1040
                           Arlington, Virginia 22201


                                   Custodian
                                UMB Bank, n.a.
                              928 Grand Boulevard
                          Kansas City, Missouri 64106


                              Independent Auditors
                       Briggs, Bunting & Dougherty, LLP
                       Two Penn Center Plaza, Suite 820
                     Philadelphia, Pennsylvania 19102-1732


                                    Counsel
                             Seward & Kissel, LLP
                        1200 G Street, N.W., Suite 350
                            Washington, D.C. 20005


                  ============================================

Item 2.         Code of Ethics

        Not applicable to semi-annual reports.

Item 3.          Audit Committee Financial Expert

        Not applicable to semi-annual reports.

Item 4.         Principal Accountant Fees and Services

        Not applicable to semi-annual reports.

Item 5.         Audit Committee of Listed Registrants

        Not applicable.

Item 6.         Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        Not applicable.

Item 8.         Portfolio Managers of Closed-End Management Investment
Companies

        Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

        Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

        Not applicable.


Item 11 - Controls and Procedures.

(a) The registrant s principal executive officer and principal financial officer have concluded that the registrant s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this document.

(b) There were no changes in the registrant s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the first fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant s internal control over financial reporting.

Item 12.  Exhibits

(a)(1) Code of Ethics

Not applicable to semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) (Exhibits (a) and (b)).

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended, that was sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

        Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of
Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350)-- filed as an attachment to this filing (Exhibits (c) and (d)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aegis Value Fund, Inc.

By:  /s/ William S. Berno
      William S. Berno, President

Date:  May 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ William S. Berno
        William S. Berno, President

Date:  May 4, 2007


By:     /s/ Scott L. Barbee
        Scott L. Barbee, Treasurer

Date:  May 4, 2007